Income tax benefit (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income taxes
Income tax benefit	$ (56,822)	$ (36,800)
Pretax loss	(89,353)	(160,039)
Deferred tax impact	$ 64,000	$ 44,000